Statement of Additional Information (SAI) Supplement – August 22, 2014

Fund	SAI dated
Columbia Funds Variable Insurance Trust I

Columbia Variable Portfolio – Marsico International Opportunities Fund	May 1, 2014

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio – Core Equity Fund	May 1, 2014

Columbia Variable Portfolio – Large Core Quantitative Fund	May 1, 2014

Variable Portfolio – Partners Small Cap Value Fund	May 1, 2014

The Subadvisers and Subadvisory Agreement Fee Schedule for Variable Portfolio – Partners Small Cap Value Fund under the subsection The Investment Manager and Subadvisers in the Investment Management and Other Services section in the SAI has been revised to remove disclosure in regards to Turner, revise disclosure for River Road and add disclosure for SBH and Snow Capital as follows:

Fund	Subadviser	Parent Company/Other Information	Fee Schedule
VP – Partners Small Cap Value	BHMS (effective March 12, 2004)	N	1.00% on the first $10 million, reducing to 0.30% as assets increase(b)
	Denver (effective July 16, 2007)	N/A	0.55% on all assets levels
	Donald Smith (effective March 12, 2004)	S	0.60% on the first $175 million, reducing to 0.55% as assets increase(b)
	Segall Bryant & Hamill (SBH) (effective August 20, 2014)	T	0.55% on the first $10 million, reducing to 0.40% as assets increase
	Snow Capital Management L.P. (Snow Capital) (effective August 20, 2014)	U	0.50% on the first $100 million, reducing to 0.40% as assets increase
	River Road (effective April 24, 2006)	O	0.50% on all assets

N – BHMS, an independent-operating subsidiary of Old Mutual Asset Management, is located at 2200 Ross Avenue, Dallas, TX 75201-2761.

O – River Road is a majority-owned, indirect subsidiary of Affiliated Managers Group, Inc.

S – Donald Smith, located at 152 West 57th Street 22nd Floor, New York, NY 10019, is an employee-owned registered investment adviser.

T – SBH is majority-owned by Thoma Bravo, LLC, a private equity firm, with approximately 55% ownership. The remaining approximately 45% is employee-owned.

U – Snow Capital is owned by Snow Capital Management Holdings, L.P. (“SCMH”), the sole limited partner, and Snow Capital Management Inc. (“SCM Inc.”), the sole general partner, and is located at 2000 Georgetowne Drive, Suite 200, Sewickley, PA 15143.

The rest of this section remains the same.

The information under the subsection The Investment Manager and Subadvisers – Portfolio Managers in the Investment Management and Other Services section in the SAI for the above listed Funds has been hereby superseded and replaced with the following:

		Other Accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)
VP – Core Equity Fund	Brian M. Condon	9 RICs 4 PIVs 24 other accounts	$8.88 billion $217.94 million $4.44 billion	1 PIV ($0.01 M)	(3)	(32)
	Peter Albanese(c)	2 other accounts	$0.45 million	None
VP – Large Core Quantitative Fund	Brian M. Condon	9 RICs 4 PIVs 24 other accounts	$7.07 billion $217.94 million $4.44 billion	1 PIV ($0.01 M)	(3)	(32)
	Peter Albanese(c)	2 other accounts	$0.45 million	None

		Other Accounts Managed (excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)
VP – Marsico International Opportunities Fund	Marsico Capital:
	Munish Malhotra	8 RICs 3 other accounts	$1.78 billion $144.4 million	None	(14)	(44)
VP – Partners Small Cap Value Fund	BHMS:
	James S. McClure	4 RICs 19 other accounts	$1.70 billion $1.38 billion	None	(23)	(53)
	John P. Harloe
	Denver:
	Kris Herrick	4 RICs 1 PIV 162 other accounts	$489.0 million $48.0 million $827.0 million	2 other accounts ($234 M)	(24)	(54)
	Troy Dayton
	Mark Adelmann
	Derek Anguilm
	Lisa Ramirez
	Donald Smith:
	Donald G. Smith	2 RICs 1 PIV 43 other accounts	$1.98 billion $76.0 million $3.75 billion	1 RIC ($1.93 M); 1 other account ($131 M)	(25)	(55)
	Richard L. Greenberg
	SBH:
	Mark Dickherber(d)	1 RIC 1 PIV 71 other accounts	$26.8 million $29.5 million $1.08 billion	None	(26)	(56)
	Shaun Nicholson(d)
	Snow Capital:
	Joshua Schachter(c)	3 RICs 2,502 other accounts	$114.0 million $2.63 billion	None	(28)	(58)
	Anne Wickland(c)	3 RICs 131 other accounts	$114.0 million $335.0 million	None
	River Road:
	James C. Shircliff	6 RICs 24 PIVs 151 other accounts	$2.03 billion $1.94 billion $4.80 billion	1 other account ($380 M)	(27)	(57)
	R. Andrew Beck	3 RICs 1 PIV 47 other accounts	$657.0 million $5.0 million $1.14 billion	None
	J. Justin Akin	3 RICs 1 PIV 43 other accounts	$657.0 million $5.0 million $1.13 billion	None

(a)	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)	The portfolio manager began managing the Fund after its last fiscal year end; portfolio manager reporting information is provided as of July 31, 2014.

(d)	The portfolio manager began managing the Fund after its last fiscal year end; portfolio manager reporting information is provided as of June 30, 2014.

The rest of this section remains the same.

The information under the subsection The Investment Manager and Subadvisers – Portfolio Managers – Potential Conflicts of Interest in the Investment Management and Other Services section in the SAI for Variable Portfolio – Partners Small Cap Value Fund has been revised to remove disclosure in regards to Turner and add disclosure for SBH and Snow Capital as follows:

Potential Conflicts of Interest

(26)	SBH: The Code of Ethics and the Compliance Manual detail the requirements that each employee must disclose all potential conflicts of interest to the Chief Compliance Officer. Where warranted issuers (securities) may be placed on a watchlist to prevent any real or perceived conflict.

(28)

Snow Capital: Snow Capital also serves as the investment adviser to various privately managed accounts, some of which may have a similar investment strategy to that of the Funds, which could create certain conflicts of interest with respect to timing and allocation of transactions. All portfolio transactions will be implemented according to Snow Capital’s trade allocation policies. These policies, among other things, ensure that trades are allocated in a manner that fulfills Snow Capital’s fiduciary duty to each advisory client, and is fair and nondiscriminatory.

The rest of this section remains the same.

The information under the subsection The Investment Manager and Subadvisers – Portfolio Managers – Structure of Compensation in the Investment Management and Other Services section in the SAI for Variable Portfolio – Partners Small Cap Value Fund has been revised to remove disclosure in regards to Turner, revise disclosure for River Road and add disclosure for SBH and Snow Capital as follows:

Structure of Compensation

(56)	SBH: Members of the Small Cap team are paid a salary that is competitive with industry standards and an incentive bonus based on a combination of individual and strategy performance. Marketers and client service personnel receive base salary and commission.

(57)	River Road: Compensation for portfolio managers includes an annual fixed base salary and a potential performance-based bonus. In addition, all portfolio managers are shareholders in the firm and have signed long-term employment agreements.

(58)	Snow Capital: Each of the Portfolio Managers receives compensation in the form of a fixed salary. The Portfolio Managers are also eligible for a bonus, which is based on the overall profitability of Snow Capital. Additionally, the Portfolio Managers may receive equity dividends from their ownership in Snow Capital. The Portfolio Managers are eligible to participate in Snow Capital’s retirement plan under the same guidelines and criteria established for all employees of Snow Capital.

The rest of this section remains the same.

Shareholders should retain this supplement for future reference.

S-6466-232 A (8/14)